Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation	12 Months Ended
Dec. 31, 2020
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Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation
2.	APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRSs”)
In the current year, the Group has applied, for the first time, the Amendments to References to the Conceptual Framework in IFRS Standards and the following amendments to IFRSs issued by the International Accounting Standards Board (the “IASB”) that are mandatorily effective for the current year:

•	Amendments to IAS 1 and IAS 8, “Definition of Material”

•	Amendments to IFRS 3, “Definition of a Business”

•	Amendments to IFRS 9, IAS 39 and IFRS 7, “Interest Rate Benchmark Reform”
In addition, the Group has early applied the Amendment to IFRS 16, “
Covid-19-Related
Rent Concessions
”.
Except as described below, the application of the Amendments to References to the Conceptual Framework in IFRS Standards and the above amendments to IFRSs in the current year has had no material effect on the Group’s consolidated financial statements.

2.1	Impacts on early application of Amendment to IFRS 16, “ Covid-19-Related Rent Concessions ”
The Group has applied the amendment for the first time in the current year. The amendment introduces a new practical expedient for lessees to elect not to assess whether a
Covid-19-related
rent concession is a lease modification. The practical expedient only applies to rent concessions occurring as a direct consequence of
Covid-19
that meets all of the following conditions:

•	the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change;

•	any reduction in lease payments affects only payments originally due on or before June 30, 2021; and

•	there is no substantive change to other terms and conditions of the lease.
2.1	Impacts on early application of Amendment to IFRS 16, “ Covid-19-Related Rent Concessions ” (continued)
As a result of applying the practical expedient, the Group accounts for changes in lease payments resulting from rent concessions the same way it would account for the changes applying IFRS 16, “
Leases
” (“IFRS 16”) if the changes were not a lease modification. Forgiveness or waiver of lease payments are accounted for as variable lease payments. The related lease liabilities are adjusted to reflect the amounts forgiven or waived with a corresponding adjustment recognised in the profit or loss in the period in which the event occurs.
The application has no impact to the opening reserves as of January 1, 2020. The amounts related to changes in lease payments that resulted from rent concessions in the profit or loss for the current year was not material to the consolidated financial statements.